Other Liabilities - Summary of Derivative Financial Liabilities (Detail) - 12 months ended Dec. 31, 2021 - Derivative Financial Liabilities [Member] - Foreign currency swap [member]
¥ in Thousands, $ in Thousands
	USD ($)	CNY (¥)
Disclosure Of Derivative Financial Liabilities [Line Items]
Carrying amount | ¥		¥ 25,772
Notional amount | $	$ 170,000
Maturity date	01/09/2022
USD
Disclosure Of Derivative Financial Liabilities [Line Items]
Receive side	USD
RMB
Disclosure Of Derivative Financial Liabilities [Line Items]
Pay side	RMB